Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
From time to time, the Company is involved in various legal actions related to its business, some of which are class action lawsuits. Management does not believe, based on currently available information, that contingencies related to any pending or threatened legal matter will have a material adverse effect on the Company’s financial statements, although a contingency could be material to the Company’s results of operations or cash flows for a particular period depending on the results of operations and cash flows for such period. Regardless of the outcome, litigation can have an adverse impact on the Company because of defense and settlement costs, diversion of management resources, and other factors.
Financial commitments not recorded in the financial statements
As of March 31, 2021 and December 31, 2020, the Company's off-balance sheet arrangements consisted of operating lease agreements, a net profit royalty arrangement, and a future purchase obligation for consignment inventory.
Operating leases
During the year ended December 31, 2020, the Company signed two leases for the rental of mining equipment. The operating leases for mobile mining equipment were used to supplement the Company’s own fleet. Each lease had less than a year remaining as of March 31, 2021. The total remaining minimum lease payments for the two leases was approximately $4.6 million as of March 31, 2021.
The Company also holds operating leases. Rent expense is $0.1 million annually and the leases expire between July 2021 and January 2022.
As the Company has elected to take advantage of the extended transition period for complying with new or revised accounting standards, the Company will not adopt ASU 2016-02 until January 2022, or it no longer qualifies as an emerging growth company, and no right of use asset or liability will be recorded on the balance sheet for existing operating leases.
Net profit royalty
A portion of the Hycroft Mine is subject to a mining lease that requires a 4% net profit royalty be paid to the owner of certain patented and unpatented mining claims. The mining lease also requires an annual advance payment of $120,000 every year mining occurs on the leased claims. All advance annual payments are credited against the future payments due under the 4% net profit royalty. An additional payment of $120,000 is required for each year total tons mined on the leased claims exceeds 5.0 million tons. As of March 31, 2021, total tons mined from the leased claims did not exceed 5.0 million tons. The total payments due under the mining lease are capped at $7.6 million, of which the Company has paid or accrued $2.8 million and included $0.4 million in Other assets, non-current in the consolidated balance sheets as of March 31, 2021.
Consignment inventory
During the first quarter of 2020, the Company entered into an agreement with a spare parts supplier that requires the supplier to maintain a specified inventory of replacement parts and components that are exclusively for purchase by the Company (the "Consignment Inventory Agreement"). Pursuant to the Consignment Inventory Agreement, the Company is required to purchase all of the un-replenished consignment stock inventory, totaling $2.5 million, over the two-year life of the Inventory Consignment Agreement. As of March 31, 2021, the Company had prepaid $1.8 million towards the un-replenished consignment stock inventory, which is included in Prepaids and other on the condensed consolidated balance sheets. Additionally, pursuant to the Inventory Consignment Agreement, in the first quarter of 2021, the Company purchased $0.5 million of replenished consignment stock inventory, payable monthly in 12 equal payments beginning in March 2021. The replenished stock inventory is included in Inventories on the condensed consolidated balance sheet, with an offsetting payable included in Accounts payable on the condensed consolidated balance sheet. See Note 2 - Summary of Significant Accounting Policies and Note 5 - Prepaids and Other for additional detail.
Commitments and Contingencies
From time to time, the Company is involved in various legal actions related to its business, some of which are class action lawsuits. Management does not believe, based on currently available information, that contingencies related to any pending or threatened legal matter will have a material adverse effect on the Company’s financial statements, although a contingency could be material to the Company’s results of operations or cash flows for a particular period depending on the results of operations and cash flows for such period. Regardless of the outcome, litigation can have an adverse impact on the Company because of defense and settlement costs, diversion of management resources, and other factors.
On February 7, 2020, a purported class action complaint was filed by a purported holder of the Seller Warrants, in the Court of Chancery of the State of Delaware against Seller and the Company. The complaint sought a declaratory judgment that the Recapitalization Transaction constitutes a “Fundamental Change” under the terms of the Seller Warrant Agreement and thereby requiring that Seller Warrants be assumed by the Company as part of the Recapitalization Transaction, in addition to asserting claims for: (1) breach or anticipatory breach of contract against Seller; (2) breach or anticipatory breach of the implied covenant of good faith and fair dealing against Seller; and (3) tortious interference with contractual relations against the Company. The complaint sought unspecified money damages and also sought an injunction enjoining Seller and the Company from consummating the Recapitalization Transaction. On February 26, 2020, the Company and Seller entered into an amendment to the Purchase Agreement whereby Seller’s liabilities and obligations under the Seller Warrant Agreement were included as an assumed liability under the Purchase Agreement. On March 27, 2020, the Company and Seller filed motions to dismiss the complaint. On May 15, 2020, a hearing was held and the complaint was dismissed. On May 21, 2020, Plaintiff filed a motion to alter or amend the Court’s order in order to retain jurisdiction in order to file application for a mootness fee, to which the Company and Seller, while disputing factual assertions and characterizations, did not oppose. On June 30, 2020, the motion was granted and the Court retained jurisdiction over the action to hear any mootness fee application. The matter was settled and a $0.1 million mootness fee was paid on September 8, 2020.
Financial commitments not recorded in the financial statements
As of December 31, 2020 and December 31, 2019, the Company's off-balance sheet arrangements consisted of operating lease agreements, a net profit royalty arrangement, and a future purchase obligation for consignment inventory.
Operating leases
During the year ended December 31, 2020, the Company signed two leases for the rental of mining equipment. The operating leases for mobile mining equipment were used to supplement the Company’s own fleet. Each lease had less than a year remaining as of December 31, 2020. The total remaining minimum lease payments for the two leases was approximately $4.8 million as of December 31, 2020.
The Company also holds operating leases. Rent expense is $0.2 million annually and the leases expire between March 2021 and January 2022.
As the Company has elected to take advantage of the extended transition period for complying with new or revised accounting standards, the Company will not adopt ASU 2016-02 until January 2022, or it no longer qualifies as an emerging growth company, and no right of use asset or liability will be recorded on the balance sheet for existing operating leases.
Net profit royalty
A portion of the Hycroft Mine is subject to a mining lease that requires a 4% net profit royalty be paid to the owner of certain patented and unpatented mining claims. The mining lease also requires an annual advance payment of $120,000 every year mining occurs on the leased claims. All advance annual payments are credited against the future payments due under the 4% net profit royalty. An additional payment of $120,000 is required for each year total tons mined on the leased claims exceeds 5.0 million tons. As of December 31, 2020, total tons mined from the leased claims exceeded 5.0 million tons, requiring an incremental amount of $120,000 due to the owner of the mining claims. The total payments due under the mining lease are capped at $7.6 million, of which the Company has paid or accrued $2.7 million and included $0.4 million in Other assets, non-current in the consolidated balance sheets as of December 31, 2020.
Consignment inventory
During the first quarter of 2020, Hycroft entered into an agreement with a spare parts supplier that requires the supplier to maintain a specified inventory of replacement parts and components that are exclusively for purchase by Hycroft. Pursuant to the agreement, the Company is required to purchase all of the un-replenished consignment stock inventory, totaling $2.5 million, over the two-year life of the Inventory Consignment agreement. As of December 31, 2020, the Company had prepaid $0.8 million towards the un-replenished consignment stock inventory, which is included in Prepaids and other in the consolidated balance sheets. See Note 2 - Summary of Significant Accounting Policies and Note 5 - Prepaids and Other for additional detail.